Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Financial Position (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Current assets
Cash	$ 144.9	$ 286.5	$ 287.7	$ 477.9
Total current assets	740.8	863.2
Deferred income taxes	76.3	67.5
Total assets	1,481.6	1,590.0
Current liabilities
Accounts payable and accrued liabilities	177.7	195.6
Total current liabilities	309.9	352.4
Total liabilities	1,058.1	1,112.5
Equity
Equity attributable to shareholders of the Company	417.0	469.5
Non-controlling interests	6.5	8.0
Total equity	423.5	477.5	427.9	577.6
Total liabilities and equity	1,481.6	1,590.0
Parent company
Current assets
Cash	0.0	6.9	0.3	4.3
Total current assets	0.0	6.9
Note receivable from subsidiary	92.6	76.4
Investment in subsidiary	408.9	479.8
Deferred income taxes	13.4	10.9
Total assets	514.9	574.0
Current liabilities
Accounts payable and accrued liabilities	1.6	20.1
Due to subsidiary	60.4	44.3
Total current liabilities	62.0	64.4
Other non-current liabilities	29.4	32.1
Total liabilities	91.4	96.5
Equity
Equity attributable to shareholders of the Company	417.0	469.5
Non-controlling interests	6.5	8.0
Total equity	423.5	477.5	$ 427.9	$ 577.6
Total liabilities and equity	$ 514.9	$ 574.0